Capital and Reserves (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Feb. 28, 2023	Feb. 21, 2023	Nov. 08, 2022	Sep. 30, 2022	Jul. 22, 2022	Sep. 30, 2021
Capital and Reserves [Line Items]
Shares issued (in Shares)		1,911,170
Issued price per share
Class A Shares [Member]
Capital and Reserves [Line Items]
Dvidends vote per share	$ 1
Shares issued (in Shares)		1,911,170	800,000	22,503	6,750,881	22,503
Issued price per share		$ 4.99	$ 2		$ 1
Class B Shares [Member]
Capital and Reserves [Line Items]
Dvidends vote per share	$ 20